Restructure Expense (Details) (Predecessor, Closure of Boynton Beach office, USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended
	Apr. 30, 2013	Sep. 30, 2013
Reconciliation of associated restructure liability
Restructure expense	$ 3,224	$ 3,224
Payments for restructure charges		(2,456)
Balance at the end of the period		768
Compensation and benefits
Reconciliation of associated restructure liability
Restructure expense		2,851
General and administrative expense
Reconciliation of associated restructure liability
Restructure expense		$ 373